Segment Information - Schedule of Segment Reporting Information By Segment (Detail)	1 Months Ended
Mar. 31, 2026 USD ($)
Segment Reporting Information [Line Items]
Deferred offering costs	$ 908,297
Formation, general and administrative costs	18,856
Reportable Segment, Aggregation before Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Deferred offering costs	908,297
Formation, general and administrative costs	$ 18,856